Prepayments and other current assets	12 Months Ended
Dec. 31, 2020
Prepayments and other current assets
Prepayments and other current assets

6. Prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	475,828	232,906	35,694
Interest income receivable	14,876	278	43
Prepayment for advertising expenses	8,417	1,514	232
Receivables in relation to factoring business	204,954	—	—
Loan receivables	439,189	22,934	3,515
Value-added tax receivables	67,931	78,218	11,987
Receivables from employees	32,870	19,337	2,964
Others	56,219	23,517	3,603
Total	1,300,284	378,704	58,038

Receivable in relation to factoring business and loan receivable are recorded in connection with the Group’s account receivable factoring service and cash lending service.

The Group recognized a net provision for prepayments and other current assets of RMB124,581 and RMB170,639 for the years ended December 31, 2019 and 2020, respectively, and had a net reversal of RMB731 for the year ended December 31, 2018.

For the year ended December 31, 2020, the Group provided a full provision for receivable in relation to factoring business from a third party with the amount of RMB101,641, as this third party did not made repayment according to the extended schedule and no settlement plans was reached for the outstanding balance. Based on the assessment of all currently available information, the Group considered there were no assurance as to whether the collection of the outstanding receivables are probable as of December 31, 2020.

The following table summarized the details of the Group’s provision for prepayments and other current assets:

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	30,632	29,901	154,482	23,675
Cumulative effect of adoption of new accounting standard	—	—	17,262	2,646
Addition	6,009	132,825	182,829	28,020
Reversal	(6,740)	(8,244)	(12,190)	(1,868)
Balance at the end of year	29,901	154,482	342,383	52,473